VIRTUS Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Real Estate Investment Trusts—98.0%
Data Centers—7.1%
Equinix, Inc.	10,217	$ 5,812
Health Care—8.0%
Healthpeak Properties, Inc.	100,090	2,294
Welltower, Inc.	65,490	4,212
		6,506

Industrial/Office—22.0%
Industrial—15.7%
Duke Realty Corp.	53,420	2,575
Prologis, Inc.	70,752	7,188
Rexford Industrial Realty, Inc.	57,725	3,002
		12,765

Office—6.3%
Alexandria Real Estate Equities, Inc.	12,843	1,801
Boston Properties, Inc.	5,340	400
Cousins Properties, Inc.	79,900	1,866
Douglas Emmett, Inc.	59,740	1,071
		5,138

Total Industrial/Office		17,903

Lodging/Resorts—4.0%
Host Hotels & Resorts, Inc.	114,044	1,811
RLJ Lodging Trust	39,885	404
Ryman Hospitality Properties, Inc.	13,852	1,019
		3,234

Residential—28.6%
Apartments—17.7%
Apartment Income REIT Corp.	75,253	2,906
AvalonBay Communities, Inc.	21,529	3,965
Equity Residential	53,220	3,578
Mid-America Apartment Communities, Inc.	25,400	3,939
		14,388

Manufactured Homes—4.6%
Sun Communities, Inc.	27,841	3,768
Single Family Homes—6.3%
American Homes 4 Rent Class A	95,500	3,133
Invitation Homes, Inc.	60,250	2,035
		5,168

Total Residential		23,324

Retail—12.6%
Free Standing—3.4%
Realty Income Corp.	15,400	896
Spirit Realty Capital, Inc.	52,404	1,895
		2,791

	Shares	Value

Regional Malls—2.4%
Simon Property Group, Inc.	21,741	$ 1,951
Shopping Centers—6.8%
Brixmor Property Group, Inc.	102,792	1,899
Kimco Realty Corp.	96,870	1,783
Regency Centers Corp.	34,200	1,842
		5,524

Total Retail		10,266

Self Storage—12.9%
CubeSmart	97,600	3,910
Extra Space Storage, Inc.	22,516	3,889
Public Storage	9,250	2,708
		10,507

Specialty—2.8%
SBA Communications, Corp. Class A	4,200	1,195
VICI Properties, Inc.	36,737	1,097
		2,292

Total Common Stocks (Identified Cost $66,677)		79,844

Total Long-Term Investments—98.0% (Identified Cost $66,677)		79,844

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(1)	1,116,498	1,116
Total Short-Term Investment (Identified Cost $1,116)		1,116

TOTAL INVESTMENTS—99.4% (Identified Cost $67,793)		$80,960
Other assets and liabilities, net—0.6%		482
NET ASSETS—100.0%		$81,442

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$79,844	$79,844
Money Market Mutual Fund	1,116	1,116
Total Investments	$80,960	$80,960
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Real Estate Securities Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value theSeries’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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